07046339

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

ck
1380534

NYSE Group

RECD S.E.C.
MAR 0 8 2007
1086

CERTNYS

1-33372

March 8, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
APR 1 9 2007
THOMSON
FINANCIAL

B

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, FIRST TRUST STRATEGIC HIGH INCOME FUND III, Common Shares of Beneficial Interest, $.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on March 8, 2007. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

END